Retirement Benefit Plan - Summary of Approach Used to Set the Key IAS 19 Assumptions (Parenthetical) (Detail) £ in Billions	12 Months Ended
Mar. 31, 2018 GBP (£)
Disclosure Of Defined Benefit Plans [Line Items]
Mortality Projections model, long-term improvement parameter, per year	1.25%
BT Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Reduction in liabilities	£ 2.1